SEMIANNUAL REPORT


January 31, 1996


INVESCO
SPECIALTY
FUNDS,
INC.


European Small Company Fund
Latin American Growth Fund
Worldwide Capital Goods Fund
Worldwide Communications Fund


Smart choices for seeking capital
appreciation around the globe.


INVESCO FUNDS

Economic Overview                                                  February 1996
     1995 will long stand out as a banner year for U.S. investors. The S&P 500 achieved a total return of 37.44% for the 12 months ended 12/31/95, only the fourth time in fifteen years the broad market returned over 25%. By other measures, market results were even more exciting: The Dow Jones Industrial Average broke 5000 for the first time in history, and fixed-income markets followed suit, with the Lehman Government/Corporate Bond Index gaining 19.24%.(1)
      In January 1996 the stock market whipsawed in the wake of stalled federal budget negotiations. Yet continuing economic easing by the Fed, including a 0.25% short-term interest rate decrease on 1/31/96, helped the S&P 500 rise to new heights, ending the month up 3.45%.
      Despite strong January performance, this year corporate earnings improvements almost certainly won't see the dramatic gains enjoyed in 1994 and 1995. While a budget settlement in Washington seems uncertain, it is expected that the Federal Reserve will continue to gradually reduce interest rates. We believe this will lead to a slow-growth trend for the economy, as well as the stock and bond markets, during 1996.

International Highlights
      Europe. European monetary union as agreed to in the Maastricht Treaty would almost certainly improve the economies of all involved. Recently, however, doubts have grown that Europe's highly socialistic governments will reach the mandated 3% maximum budget deficit by 1997. While various deficit-cutting proposals have been presented by the participating countries, the securities markets have treated them with varying degrees of confidence, leading to roller-coaster returns throughout the Continent.
      Pacific Basin. Japan appears to be starting its recovery from a year of disappointments -- from the Kobe earthquake to the trading scandal at Daiwa Bank. Other Pacific Basin markets such as Hong Kong, Taiwan and Singapore appear ready to expand after hitting what seems to have been their cyclical bottom. However, political stress between Taiwan and mainland China has continued to hamper these markets' performance.
      Latin America. Despite continued financial stress relating to the 1994 devaluation of the Mexican peso, Latin American markets have moved dramatically upward recently in response to renewed emphasis on social reform and privatization, combined with relative improvements in inflation, Gross Domestic Product growth, and export activity.

/s/ R. Dalton Sim
-------------------------------------
R. Dalton Sim, Chairman and President
INVESCO Trust Company

INVESCO Specialty Funds, Inc.
      The following line graphs illustrate the value of a $10,000 investment in each INVESCO Specialty Fund and the indexes, plus reinvested dividends and capital gain distributions, if any, for the periods from inception through 1/31/96.(2) The charts and other total return figures cited reflect the funds' operating expenses. However, the indexes do not have expenses, which would, of course, have lowered their performance.
      International investing is not risk-free. Foreign markets and currencies fluctuate, and investors may see sudden variations in price per share.

European Small Company Fund

                         European Small Company Fund
                       Average Annualized Total Return
                               as of 1/31/96(2)

                    Since inception (2/95)       30.63%
                    -----------------------------------

      For the six months ended 1/31/96, INVESCO European Small Company Fund achieved a cumulative total return of 12.63%.(2) In comparison, for the same period the regionally focused James Capel Smaller European Index had a total return of only 4.5%, while the international MSCI-EAFE returned just 1.65%.(1)

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in INVESCO European Small Company Fund to the value of a $10,000 investment in the MSCI-EAFE and James Capel Smaller European Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (2/15/95) through 1/31/96

Strategic Overview
      Europe's economies have taken a recent beating in the face of high unemployment, economic stagnation, and EMU breakdowns. Yet, by U.S. standards, many European stocks are undervalued, potentially representing greater long-term opportunity than some of the higher-priced American stocks.
      By investing only in smaller-capitalization companies (roughly $1 billion U.S. or less), European Small Company Fund is positioned to capitalize on companies with new ideas and attractive products that seem poised to grow earnings despite the poor economy.
      As the fund's strong relative performance indicates, we have used this strategy to successfully identify strong performers in various sectors. For example, Fresenius AG, a medical product and supply company, and textile & apparel manufacturer Wolford AG both exceeded their anticipated return levels as a result of increasing sales and profits.

Looking Forward
      As 1996 unfolds, we intend to continue to pursue above-average performance potential. Toward this end, recent additions to the portfolio include Nordtank Energy Group A/S, a leading producer of wind turbines used for electric power generation, and Acorn Computer Group PLC, a major player in the risk-based microprocessor industry through its associate Advanced Risk Machines Ltd.

Fund Managers
     INVESCO European Small Company Fund is team-managed in our London offices. The team is led by INVESCO Fund Manager Claire Griffiths and Investment Director Andy Crossley. Ms. Griffiths graduated from St. John's College, Cambridge, and began her investment career in 1989. Mr. Crossley began his career in 1988 after graduating from Loughborough University.

Latin American Growth Fund
      For the six months ended 1/31/96, INVESCO Latin American Growth Fund achieved a cumulative total return of 10.31%.(2) In comparison, for the same period, the regionally focused MSCI-Latin American Index achieved a total return of just 6.5%.(1)

                          Latin American Growth Fund
                       Average Annualized Total Return
                               as of 1/31/96(2)

                    Since inception (2/95)       29.16%
                    -----------------------------------

Strategic Overview
      After slow growth during the fourth quarter of 1995, Latin American Growth Fund achieved significantly higher returns during January 1996. This strong performance was realized primarily in Brazil, where stock prices rose in anticipation of social reform and increased privatization.
      With 40% of the portfolio invested in Brazilian companies as of January 31, our focus has been tilted towards telecommunications, banks, and undervalued second tier industrial groups. The largest holding, Telecomunicacoes Brasileires, a telecommunications company, has a positive growth outlook for 1996.
      Our second largest allocation is in Mexico, at 19% of the portfolio. Economic conditions are expected to slowly improve from the excessively depressed levels of 1995 with inflation falling from over 50% to under 40%, and growth resuming at a modest 3% rate. However, the fund will remain underweighted relative to its benchmark, as interest rates may have fallen too far and are expected to rise in the coming weeks.
      The portfolio has also been overweighted in Argentina, Columbia and Peru. We have increased exposure to smaller stocks such as Argentina's Dragados y Construccionas Argentina SA, whose prices have the potential for improvements.

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in INVESCO Latin American Growth Fund to the value of a $10,000 investment in the MSCI-Latin Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (2/15/95) through 1/31/96

Looking Forward
      Securities markets throughout Latin America reflect improvements which we've been tracking for some time. Therefore, we believe the fund is already weighted to take advantage of continued growth in the region, and intend to retain current allocation levels.

Fund Manager
      The team which manages INVESCO Latin American Growth Fund is led by Francesco Bertoni, Investment Director of INVESCO Asset Management Ltd. specializing in international equities. He received his degree in Economics from the Bocconi University in Milan, Italy, and began his investment career in 1986. Mr. Bertoni is assisted by Peter Jarvis. He received his BA degree with honors in Mathematics from St. John's College, Oxford University and began his investment career with INVESCO in August 1993.

Worldwide Capital Goods Fund

                         Worldwide Captial Goods Fund
                       Average Annualized Total Return
                               as of 1/31/96(2)

                    1 year                       17.91%
                    -----------------------------------
                    Since inception (8/94)       -0.40%
                    -----------------------------------

      For the six months ended 1/31/96, Worldwide Capital Goods Fund had a total return of 0.90%.(2) In contrast, the domestic S&P 500 and international MSCI-EAFE for the same period had positive total returns of 14.46% and 1.65%, respectively.(1)

Strategic Overview
      Results for Worldwide Capital Goods Fund have suffered from a widespread industrial economic slowdown. This low-growth environment is a typical "cyclical" event.
      Demand for capital goods used by industrial, agricultural, energy, mining and transportation firms grows during times of broad economic expansion. However, demand slows during times of economic stagnation like we saw internationally in 1995.
      Also, these cyclical downturns can occur in economies which may appear stronger due to high stock market returns. This was the case last year in the U.S., when record-breaking returns were achieved primarily in the technology, health, and financial markets.

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in INVESCO Worldwide Captial Goods Fund to the value of a $10,000 investment in the S&P 500 and MSCI-EAFE Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/1/94) through 1/31/96

      In particular, during the second half of 1995, growing concern regarding recession led to reduced production in an effort to deplete inventories. While this concern was somewhat offset by the January 1996 short-term interest rate reduction, we have not seen any indication that demand for economic inputs will increase significantly in the near-term.

Looking Forward
      The fundamental long-term potential for the fund remains strong. As the world's economies move towards capitalism, the need for improved transportation, communication, construction, and other aids to free trade tend to increase. And an expanded requirement for infrastructure translates into increased demand for the capital goods required for its production.
      In  pursuing  our  goal  of   participating  in  this  process  of  global
modernization, we continue to focus on companies from relatively strong economies worldwide which provide the potential for superior performance, based on strong fundamentals and demand for their products.

Fund Manager
     Worldwide Capital Goods fund is managed by Albert M. Grossi, who joined in INVESCO in 1995. He was previously a portfolio manager/senior analyst at Westinghouse Pension Investments Corporation. Mr. Grossi earned both a BA and an MBA from Rutgers University.
     Mr. Grossi is assisted by Amy Selner, who joined INVESCO in 1991. She is a graduate of Creighton University, Omaha, where she earned a BSBA in finance and marketing.

Worldwide Communications Fund

                        Worldwide Communications Fund
                       Average Annualized Total Return
                               as of 1/31/96(2)

                    1 year                       30.17%
                    -----------------------------------
                    Since inception (8/94)       23.17%
                    -----------------------------------

      For the six months ended 1/31/96, Worldwide Communications Fund achieved a total return of 9.51%.(2) As this is a fund which invests globally, the performance reflects returns below the domestic S&P 500 and substantially above the international MSCI-EAFE for the same period, of 14.46% and .65%, respectively.(1)

      Based on the fund's strong performance, U.S. News & World Report called it one of the "Best International/Global Equity Funds of 1995" in its 1/29/96 issue, ranking the fund #9 of 669 international/global equity funds for the one-year period ended 12/31/95.(3)

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in INVESCO Worldwide Communications Fund to the value of a $10,000 investment in the S&P 500 and MSCI-EAFE Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/1/94) through 1/31/96

Strategic Overview
      Worldwide Communications Fund subscribes to a management philosophy emphasizing increasing earnings, attractive valuations, and, when possible, superior dividend growth.
      Domestically, the recently passed Telecommunications Bill has provided momentum for the fund, with stocks reacting to the bill's anticipated passage for several months. With expanding ownership opportunities, we expect deregulation to bring merger and acquisition activity to the market. As in any industry, consolidation could generate synergies allowing cost-cutting and expansion of services, potentially resulting in increased profits.
     In 1995, the fund focused on U.S. stocks, benefiting from a superior market environment. This year, the fund is actively pursuing global opportunities, with the highest investment weighting (following the U.S.) in the United Kingdom. This diversification is due to our belief that the U.K. currently provides a strong environment for growth and that the stocks are priced well relative to U.S. counterparts. Additionally, we are seeing expansion of services associated with recent liberalization of ownership regulations, and resulting industry consolidation.

Looking Forward
      In the face of volatile U.S. stock market returns during 1996, the fund increased its short-term investment position to 32% of the portfolio as of 1/31/96. We believe that this defensive position, combined with our disciplined stock selection criteria, will help us weather any temporary storms while seeking to maximize returns from communications-related growth around the world.

Fund Manager
      Worldwide  Communications  Fund is managed by INVESCO Vice President Brian
F. Kelly. He is a Certified Public Accountant, and holds an MBA and JD from the University of Iowa, as well as a BA from the University of Notre Dame. Before joining INVESCO in 1993, Brian was with the pension department of Sears, Roebuck.

(1) The S&P 500 and Dow Jones Industrial Average are unmanaged indexes considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Index is an unmanaged index illustrating the broad fixed-income market. The MSCI-EAFE is an unmanaged, weighted average of stock performance in Europe, Australia, and the Far East. The MSCI-Latin American Index is an unmanaged index of that region's common stocks. The James Capel Smaller European Index reflects European small-cap stock performance.

(2) Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased. Of course, past performance is not a guarantee of future results.

(3) U.S. News & World Report's recommendation in its 1996 Annual Mutual Fund Guide is based on unrounded 1995 total returns assuming reinvestment of dividends and distributions. Funds had to be one-year old as of 12/31/95, with assets of $25 million or more on 11/30.

INVESCO Specialty Funds, Inc.
Ten Largest Common Stock Holdings
January 31, 1996

Description                                                        Value
------------------------------------------------------------------------
EUROPEAN SMALL COMPANY FUND
Bulgari SpA Sponsored ADR                                       $215,268
Tomra Systems AS                                                 209,117
Christian Dalloz                                                 209,092
Wolford AG Bearer Shrs                                           207,035
Appleyard Group PLC                                              202,096
De Rigo SpA ADR                                                  197,500
Aalberts Industries NV                                           197,251
Altran Technologies SA                                           193,606
Quick Restaurants NPV                                            190,918
Seatex AS                                                        188,298

LATIN AMERICAN GROWTH Fund
Telecomunicacoes Brasileiras SA Sponsored ADR                   $975,625
Usinas Siderurgicas de Minas Gerais SA (Usiminas)
   Sponsored ADR                                                 600,756
Telefonos de Mexico SA de CV Ord Series L Shrs                   546,771
Grupo Carso SA de CV Series A-1                                  532,249
Cemex SA de CV Series B Shrs                                     428,904
Souza Cruz SA                                                    425,419
Sociedad Comercial del Plata SA                                  420,056
Yacimientos Petroliferos Fiscades SA Sponsored
   ADR Representing Class D Shrs                                 407,250
Rhodia-Ster SA                                                   401,526
Enersis SA Sponsored ADR                                         357,500

WORLDWIDE CAPITAL GOODS Fund
General Electric                                                $268,625
Olin Corp                                                        205,937
First Brands                                                     197,500
Raytheon Co                                                      196,500
Stolt-Nielsen S
Representing Class B Shrs                                        186,250
Whitman Corp                                                     170,625
Union Pacific                                                    166,563
Pall Corp                                                        162,000
NYNEX Corp                                                       160,875
United Technologies                                              153,937

WORLDWIDE COMMUNICATIONS Fund
U S WEST Communications
Group                                                         $1,756,250
Granada Group PLC                                              1,436,885
TII Industries                                                 1,330,000
Southern New England Telecommunications                        1,320,000
Pacific Telesis Group                                          1,239,000
ALLTEL Corp                                                      941,250
SBC Communications                                               906,000
PanAmSat Corp                                                    850,000
Century Telephone Enterprises                                    785,900
BCE Inc                                                          722,500

INVESCO Specialty Funds, Inc.
Statement of Investment Securities
January 31, 1996
UNAUDITED

                                                      Shares or
                                       Industry       Principal
Description                                Code         Amount           Value
------------------------------------------------------------------------------
EUROPEAN SMALL COMPANY Fund
COMMON STOCKS 83.07%
AUSTRIA 1.72%
Wolford AG Bearer Shrs                        TA          1,200       $207,035
                                                                    ----------
BELGIUM 2.79%
Barco NV                                      EL          1,170        145,149
Quick Restaurants SA                          RT          1,950        190,918
                                                                    ----------
                                                                       336,067
                                                                    ----------
DENMARK 6.96%
Coloplast A/S Registered B Shrs               MS          1,900        181,486
Falck Holding A/S*                            SA          1,200        164,223
Martin Gruppen A/S*                           EL          2,750        136,115
Nordtank Energy Group A/S*                    MA          2,400        170,892
Oticon Holdings A/S Series A Shrs             MS          1,750        186,913
                                                                    ----------
                                                                       839,629
                                                                    ----------
FINLAND 1.35%
Tietotehdas Oy Series B Shrs                  CO          5,000        162,508
                                                                    ----------
FRANCE 11.05%
Altran Technologies SA                        EG          1,100        193,606
Cegedim SA*                                   AD          1,150         95,687
Christian Dalloz*                             SA            800        209,092
Grand Optical Photoservice                    PH          1,500        135,675
Groupe Axime*                                 CO            875         81,285
Industrielle de Transports
   Automobiles SA*                            FR            210         38,153
Penauille Polyservices                        CS          1,900        181,898
Radiall SA                                    EE          1,600        178,550
Skis Rossignol SA                             RR            350        113,885
Zodiac SA                                     RR            600        104,781
                                                                    ----------
                                                                     1,332,612
                                                                    ----------
GERMANY 2.55%
CeWe Color Holding AG                         PH            560        175,012
Eifelhohen Klinik AG                          HC            750        133,073
                                                                    ----------
                                                                       308,085
                                                                    ----------

ITALY 7.68%
Bulgari SpA Sponsored ADR*                    RT         22,800        215,268
De Rigo SpA ADR*                              MS          7,900        197,500
Gucci Group NV New York
   Registered Shrs*                           TA          4,200        170,625
Industrie Natuzzi SpA ADR                     FM          3,570        174,037
Saes Getters Non-Convertible
   Savings Shrs                               EL         20,760        169,215
                                                                    ----------
                                                                       926,645
                                                                    ----------
NETHERLANDS 8.60%
Aalberts Industries NV                        MM          3,100        197,251
Ahrend Groep NV                               OE          5,100        178,786
Axxicon Group NV*                             MA          8,000        159,914
BE Semiconductor Industries NV
   New York Registered Shrs*                  SE          8,350        107,506
Baan Corp NV*                                 CO          1,940         84,147
Getronics NV                                  CO          3,590        188,131
IHC Caland NV*                                EG          3,400        121,028
                                                                    ----------
                                                                     1,036,763
                                                                    ----------
NORWAY 7.51%
Ark A/S*                                      CO         11,250        181,366
Nera A/S                                      TC          4,000        136,034
Seatex A/S*                                   CI         33,600        188,298
Sensonor A/S*                                 CI          9,940         76,308
Sysdeco Group A/S*                            CO          4,000        115,153
Tomra Systems A/S                             MY         22,700        209,117
                                                                    ----------
                                                                       906,276
                                                                    ----------
SPAIN 0.41%
Azkoyen SA                                    MY            870         49,899
                                                                    ----------
SWEDEN 4.95%
Althin Medical AB Series B Shrs               MS          3,000         59,590
Assa Abloy AB Series B Shrs*                  MA         12,239        106,580
Elekta AB Series B Shrs                       MS          4,600        174,135
Frontec AB Series B Shrs*                     CO          5,600        175,718
Hoganasgruppen AB  Series B Shrs              MM          3,200         81,065
                                                                    ----------
                                                                       597,088
                                                                    ----------
SWITZERLAND 0.72%
Lem Holdings SA Bearer Shrs                   EE            260         86,588
                                                                    ----------
UNITED KINGDOM 26.78%
ABI Leisure Group PLC                         RR         28,000         38,077
Acorn Computer Group PLC*                     CO         25,000         79,328
Anglian Group PLC                             BC         33,000         70,307
Antonov PLC*                                  AM         36,500         58,461
Appleyard Group PLC                           AM        125,000        202,096

Ashbourne PLC                                 HC         50,000        101,237
Bluebird Toys PLC                             RR          7,500         39,550
British-Borneo Petroleum
   Syndicate PLC                              OG         20,000        125,413
Burford Holdings PLC                          RE         62,000        104,924
Compel Group PLC                              RT         20,000         59,533
Countryside Properties PLC                    BC        125,000        122,769
Eurocamp PLC                                  RR         31,245        107,642
EuroDollar Holdings PLC                       TR         40,000         63,462
Games Workshop Group PLC                      RR         18,000         82,410
Greenway Holdings PLC                         PC         50,000         62,707
Hambro Countrywide PLC                        RE        175,000        101,804
IBC Group PLC                                 PR         10,000         43,215
Kenwood Appliances PLC                        HA         12,000         49,138
Litho Supplies PLC                            WH         20,000         64,973
London Forfaiting PLC                         FR         27,000         95,057
Lowndes Lambert Group Holdings PLC            IN         27,000         62,011
MAID PLC*                                     CO         32,500         93,304
Memory Corp PLC*                              CO         15,000         95,873
Northern Leisure PLC                          RR         75,000        112,192
P&P PLC                                       RT         30,000         62,555
PTS Group PLC                                 BC         27,000         52,220
Pet City Holdings PLC*                        RT         15,000         86,580
Psion PLC                                     CO         10,500        118,674
Quality Software Products
   Holdings PLC                               CO          7,490         44,025
RJB Mining PLC                                MM         10,000         80,838
Rutland Trust PLC                             FR        175,000        104,448
Sage Group PLC                                CO         15,000         77,061
Scotia Holdings PLC*                          MD          4,850         44,703
Specialty Shops PLC                           RE         45,000         67,315
Tring International Group PLC                 WH         58,125         36,887
Trocadero PLC*                                RR         52,000         42,429
Vibroplant PLC                                FR          6,250          9,160
VideoLogic Group PLC*                         CO        100,000        107,281
Wainhomes PLC                                 BC         65,769         88,445
Westminster Health Care PLC                   HC         35,000        172,405
                                                                    ----------
                                                                     3,230,509
                                                                    ----------
TOTAL COMMON STOCKS
   (Cost $9,010,154 )                                               10,019,704
                                                                    ----------
PREFERRED STOCKS 8.97%
GERMANY 8.97%
Berentzen Gruppe AG Non-
   Voting Pfd Shrs                            FD          5,000        194,906
Fielmann AG Non-Voting
   Pfd Shrs                                   RT          3,770        209,036
Fresenius AG Non-Voting
   Pfd Shrs                                   MS          2,050        185,311
Marschollek, Lautenschlaeger
   und Partners AG Pfd Shrs                   IN            175        144,667

Moebel Walther AG Non-
   Voting Pfd Shrs                            RT          3,000         99,805
PUMA AG Rudolf Dassler Sport
   Non-Voting Pfd Shrs                        TA            270         76,215
Sander (Jil) AG Pfd Shrs                      TA            230        171,584
                                                                    ----------
TOTAL PREFERRED STOCKS
   (Cost $995,330 )                                                  1,081,524
                                                                    ----------
SHORT-TERM INVESTMENTS -
   REPURCHASE AGREEMENTS 7.96%
UNITED STATES 7.96%
Repurchase  Agreement  with
   State  Street  Bank & Trust Co
   dated  1/31/1996  due 2/1/1996
   at 5.000%,  repurchased at
   $960,133  (Collateralized by
   US Treasury Bonds due
   5/15/2017 at 8.750%,
   value $983,969) (Cost $960,000)            RA        960,000        960,000
                                                                    ----------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
   (Cost $10,965,484)
   (Cost for Income Tax Purposes
   $10,965,613)                                                     12,061,228
                                                                    ----------
LATIN AMERICAN GROWTH Fund
COMMON STOCKS 63.84%
ARGENTINA 12.24%
Astra Cia Argentina de Petroleo SA            OG        180,000        347,446
Banco Frances del Rio de la Plata
SA Sponsored ADR                              BK          9,900        289,575
Buenos Aires Embotelladora SA
   Sponsored ADR Representing
   Class B Ord Shrs                           FD          3,000         63,750
Central Costanera SA Sponsored ADR
   Representing Class B Shrs^                 UT          9,500        332,544
Cresud SA Series B Shrs*                      AG         20,000         33,604
Dragados y Construcciones Argentina
   SA Series B Shrs                           BC         47,000        197,426
Sociedad Comercial del Plata SA*              DV        120,000        420,056
Telecom Argentina STET-France
   Telecom SA Sponsored ADR
   Representing Class B Shrs                  TC          2,000        106,750
Telefonica de Argentina SA
   Sponsored ADR Representing
   Class B Shrs                               UT          8,000        256,000
Yacimientos Petroliferos Fiscades
   SA Sponsored ADR Representing
   Class D Shrs                               OG         18,000        407,250
                                                                    ----------
                                                                     2,454,401
                                                                    ----------

BRAZIL 15.18%
Cia Siderurgica Nacional*                     ST      6,000,000        158,508
Light Servicos de Eletricidade SA*            UT        800,000        257,643
Rhodia-Ster SA                                TA        370,500        401,526
Souza Cruz SA                                 TO         57,000        425,419
Telecomunicacoes Brasileiras SA
   Sponsored ADR                              TC         17,500        975,625
Usinas Siderurgicas de Minas Gerais
   SA (Usiminas) Sponsored ADR*^              ST         52,000        600,756
White Martins Produtos de Carbono SA          CH    180,000,000        224,460
                                                                    ----------
                                                                     3,043,937
                                                                    ----------
CHILE 7.45%
Chilgener SA Sponsored ADR                    UT          7,000        164,500
Cia de Telecomunicaciones de Chile
   SA Sponsored ADR                           TC          3,000        240,375
Empresa Nacional de Electricidad
   Chile SA Sponsored ADR                     UT          3,000         60,750
Enersis SA Sponsored ADR                      UT         13,000        357,500
Madeco SA Sponsored ADR                       BC          7,500        202,500
Maderas y Sinteticos SA MASISA
   Sponsored ADR                              PP          9,000        178,875
Santa Isabel SA Sponsored ADR*                RT          4,000         91,500
Sociedad Quimica y Minera de Chile
   SA Sponsored ADR Representing
   Series B Shrs                              CH          4,000        198,500
                                                                    ----------
                                                                     1,494,500
                                                                    ----------
COLUMBIA 2.27%
Carulla & Cia SA Sponsored ADR
   Representing Class B Shrs*^                RT         31,500        211,822
Cementos Diamante SA Sponsored ADR
   Representing Class B Shrs*^                BC         12,500        243,570
                                                                    ----------
                                                                       455,392
                                                                    ----------
LUXEMBOURG 1.31%
Quilmes Industrial SA                         FD         14,000        263,200
                                                                    ----------
MEXICO 18.96%
Alfa SA de CV Series A                        DV         10,000        134,590
Apasco SA de CV                               BC         41,000        213,002
Cemex SA de CV Series B Shrs                  BC        105,000        428,904
Cifra SA de CV Series C Shrs*                 RT        240,000        301,050
Corporacion GEO SA de CV Series
   B Shrs*                                    BC         90,000        297,982
Desc SA de CV Sponsored ADR
   Representing Series C Shrs*                DV         12,000        192,000
Empresas la Moderna SA de CV
   Sponsored ADR Representing Ord
   Class A Participation Certi                TO         16,000        288,000

Gruma SA de CV*                               FD         40,400        130,498
Grupo Carso SA de CV Series A-1*              DV         78,000        532,249
Grupo Casa Autrey SA de CV
   Sponsored ADR                              WH         18,000        294,750
Grupo Financiero Banamex-Accival
   SA de CV Series B Shrs                     BK         90,000        175,640
Grupo Televisa SA Participation
   Certificates Representing
   Series A, Series D & Series L              BR         19,000        265,950
Telefonos de Mexico SA de CV Ord
   Series L Shrs                              TC        325,000        546,771
                                                                    ----------
                                                                     3,801,386
                                                                    ----------
PANAMA 1.38%
Panamerican Beverages Non
   Voting Class A                             FD          7,000        276,500
                                                                    ----------
PERU 4.27%
CPT Telefonica del Peru SA
   Series B Shrs                              TC         80,000        177,929
Cementos Lima SA Sponsored ADR                BC         19,000        253,549
Cia de Minas Buenaventura SA C Shrs           MM         25,000        196,733
Credicorp Ltd*                                FR          7,000        129,500
Southern Peru Copper*                         MM          5,500         97,625
                                                                    ----------
                                                                       855,336
                                                                    ----------
UNITED KINGDOM 0.78%
Antofagasta Holdings PLC                      MM         30,000        156,389
                                                                    ----------
   TOTAL COMMON STOCKS
   (Cost $11,982,300)                                               12,801,041
                                                                    ----------
PREFERRED STOCKS 26.38%
BRAZIL 24.90%
Banco Bradesco SA Non Voting
   Pfd Shrs                                   BK     50,631,000        579,725
Banco Itau SA Non Voting Pfd Shrs             BK        500,000        173,807
Brasmotor SA Pfd Shrs                         HA        700,000        193,948
Centrais Eletricas Brasileiras
   SA-ELETROBRAS Class B Non
   Voting Pfd Shrs                            UT      2,000,000        603,214
Cia Cervejaria Brahma Non Voting
   Pfd Shrs                                   FD        705,513        343,676
Cia Cimento Portland Itau Non
   Voting Pfd Shrs                            BC      1,100,000        309,275
Cia Energetica de Minas Gerais
   Pfd Shrs                                   UT     14,999,000        374,165
Cia Energetica de Minas Gerais
   Sponsored ADR Representing
   Non Voting Pfd Shrs*                       UT          7,898        192,909
Cia Energetica de Sao Paolo Non
   Voting Conv Pfd Shrs*                      UT        300,000          8,864

Cia Energetica de Sao Paolo
   Sponsored ADR Representing
   Pfd Shrs*^                                 UT         15,000        127,901
Cia Vale Do Rio Doce Pfd A Shrs               MM         60,000         10,366
Cia Vale Do Rio Doce Sponsored
   ADR Representing Pfd Shrs                  MM          8,200        346,873
Dixie Toga SA Pfd Shrs*                       PP        359,898        367,958
Duratex SA Pfd Shrs                           BC      4,000,000        181,984
Itausa-Investimentos Itau SA Non
   Voting Pfd Shrs                            DV        750,000        506,086
Lojas Americanas SA Non Voting
   Pfd Shrs*                                  RT     15,000,000        346,590
Marcopolo SA Series B Non Voting
   Pfd Shrs*                                  AM        210,000         35,643
Telecomunicacoes de Sao Paulo SA
   Non Voting Pfd Shrs                        TC      1,500,000        275,893
Usinas Siderurgicas de Minas Gerais
   SA (Usiminas) Non Voting Pfd Shrs          ST     12,000,000         13,740
                                                                    ----------
                                                                     4,992,617
                                                                    ----------
COLUMBIA 1.48%
Banco Industrial Colombiano SA
   Sponsored ADR Representing
   Pfd Shrs                                   BK         12,000        214,500
Gran Cedena de Almacenes Colombianos
   SA Sponsored ADR Representing
   Class B Pfd Shrs^                          RT          6,000         83,154
                                                                    ----------
                                                                       297,654
                                                                    ----------
 TOTAL PREFERRED STOCKS
 (Cost $4,932,595)                                                   5,290,271
                                                                    ----------
SHORT-TERM INVESTMENTS -
REPURCHASE AGREEMENTS 9.78%
   Repurchase  Agreement  with
   State Street Bank & Trust Co
   dated  1/31/1996 due 2/1/1996
   at 5.000%,  repurchased at
   $1,960,272 (Collateralized by
   US Treasury Bonds due
   8/15/2017 at 8.750%,
   value $2,001,180)
   (Cost $1,960,000)                          RA      1,960,000      1,960,000
                                                                    ----------
TOTAL INVESTMENT SECURITIES AT VALUE 100.00%
  (Cost $18,874,895)
  (Cost for Income Tax Purposes
   $18,879,692)                                                    $20,051,312
                                                                    ----------

WORLDWIDE CAPITAL GOODS Fund
COMMON STOCKS 89.11%
ARGENTINA 1.25%
Cia Naviera Perez Companc SA
   Series B Shrs                              DV         15,000         94,663
                                                                    ----------
CANADA  3.68%
Agrium Inc                                    CH          9,000        123,750
Diamond Fields Resources                      MM          4,000         85,031
Fletcher Challenge Canada Ltd
   Class A                                    PP          4,500         70,314
                                                                    ----------
                                                                       279,095
                                                                    ----------
CHILE 1.25%
Madeco SA Sponsored ADR                       CR          3,500         94,500
                                                                    ----------
GERMANY  1.46%
Degussa AG                                    MM            300        110,693
                                                                    ----------
HONG KONG  1.53%
CITIC Pacific Ltd                             DV         30,000        116,206
                                                                    ----------
MEXICO 1.78%
Groupo Industrial Alfa SA de CV ADR           DV         10,000        134,590
                                                                    ----------
SINGAPORE 0.48%
Asia Pacific Resources
   International Holdings Ltd
   Class A*                                   CH          8,000         36,000
                                                                    ----------
UNITED KINGDOM  2.37%
Antofagasta Holdings PLC                      DV          9,000         46,917
HSBC Holdings PLC                             BK          8,000        132,437
                                                                    ----------
                                                                       179,354
                                                                    ----------
UNITED STATES  75.31%
Airborne Freight                              TR          5,000        133,125
American Standard*                            MA          2,500         72,812
Bearings Inc                                  MY          3,000         74,250
Black & Decker                                TL          3,500        118,563
Boeing Co                                     AE          1,000         77,625
Cairn Energy USA*                             OG          6,000         84,000
Coastal Corp                                  OG          3,000        113,625
Computervision Corp*                          CO          7,500         92,812
Dresser Industries                            OG          4,000        104,000
ENSCO International*                          OG          4,000         95,500
First Brands                                  CL          4,000        197,500
GTE Corp                                      TC          3,000        138,000
General Electric                              DV          3,500        268,625
Global Industrial Technologies*               MM          6,000        136,500
Halliburton Co                                OG          2,500        129,063

Honeywell Inc                                 EE          2,000        101,750
Kansas City Southern Industries               DV          2,000         91,000
Kimberly-Clark Corp                           PP          1,500        120,937
Masco Corp                                    CR          3,000         87,750
Northwestern Steel & Wire*                    ST         10,000         90,000
NYNEX Corp                                    TC          3,000        160,875
Olin Corp                                     DV          2,500        205,937
Pall Corp                                     ME          6,000        162,000
Panhandle Eastern                             OG          2,500         72,188
Phelps Dodge                                  MM          1,500         94,500
Potlatch Corp                                 PP          3,000        122,625
Procter & Gamble                              CL          1,500        125,812
Raytheon Co                                   AE          4,000        196,500
Roanoke Electric Steel                        ST          5,000         78,750
Rohr Inc*                                     AE          5,000         91,250
Roper Industries                              CI          3,000        118,687
Sealed Air*                                   CN          3,500        102,812
Sonat Inc                                     OG          4,000        138,000
Sonoco Products                               CN          5,000        133,750
Stanley Works                                 CR          2,000        103,000
Stolt-Nielsen SA
   Representing Class B Shrs*                 TR         10,000        186,250
Stone Energy*                                 OG          6,000         84,750
Texas Industries                              CR          2,000        112,250
Titan Holdings                                IN          5,000         67,500
USG Corp*                                     CR          3,500        104,125
Union Pacific                                 TR          2,500        166,563
United Technologies                           AE          1,500        153,937
US WEST Communications Group                  TC          4,000        140,500
Varian Associates                             EL          2,000         96,250
Whitman Corp                                  DV          7,500        170,625
World Color Press*                            PR          5,000         99,375
Zurn Industries                               MA          4,000         89,500
                                                                    ----------
                                                                     5,705,748
                                                                    ----------
TOTAL COMMON STOCKS
   (Cost $6,252,356)                                                 6,750,849
                                                                    ----------
SHORT-TERM  INVESTMENTS --
  REPURCHASE  AGREEMENTS  10.89%
  UNITED  STATES 10.89%
Repurchase Agreement with
   State Street Bank & Trust Co
   dated 1/31/1996 due 2/1/1996
   at 5.750%, repurchased at
   $825,132 (Collateralized by
   US Treasury Notes due
   11/15/2022 at 7.625%,
   value $847,938)
   (Cost $825,000)                            RA        825,000        825,000
                                                                    ----------

TOTAL INVESTMENT
SECURITIES AT VALUE 100.00%
   (Cost $7,077,356)
   (Cost for Income Tax Purposes
   $7,082,632)                                                       7,575,849
                                                                    ----------

WORLDWIDE COMMUNICATIONS Fund
COMMON STOCKS 68.72%
AUSTRALIA  0.64%
Digicall Group Ltd*                           TC        250,000        214,130
                                                                    ----------
BERMUDA 0.84%
South China Morning Post
   Holdings Ltd                               PR        400,000        281,946
                                                                    ----------
CANADA  0.26%
BC TELECOM                                    UT          4,700         89,237
                                                                    ----------
FINLAND  1.55%
Nokia Corp ADR
   Representing Ord A Shrs                    EL         14,000        523,250
                                                                    ----------
FRANCE 1.35%
Compagnie Generale des Eaux                   SV          4,300        456,283
                                                                    ----------
HONG KONG 1.65%
Television Broadcasts Ltd                     BR        155,100        557,655
                                                                    ----------
SWEDEN 1.96%
Ericsson (L M) Telephone ADR
Representing Class B Shrs                     TC         32,000        660,000
                                                                    ----------
UNITED KINGDOM 16.23%
Bell Cablemedia PLC
   Sponsored ADR*                             CA         28,000        413,000
Carlton Communications PLC                    BR         15,000        234,809
Comcast UK Cable Partners Ltd
   Class A*                                   CA         44,000        539,000
Granada Group PLC                             AV        133,000      1,436,885
HTV Group PLC                                 BR         75,000        376,239
NYNEX CableComms Group PLC ADR*               TC         35,000        479,063
Pearson PLC                                   PR          2,500         25,158
Scottish Television PLC                       BR         88,600        662,679
Videotron Holdings PLC
   Sponsored ADR*                             CA         34,000        454,750
Vodafone Group PLC
   Sponsored ADR                              TC         13,000        464,750
Yorkshire-Tyne Tees Television
   Holdings PLC                               BR         32,000        388,750
                                                                    ----------
                                                                     5,475,083
                                                                    ----------

UNITED STATES 44.24%
ALLTEL Corp                                   UT         30,000        941,250
BCE Inc                                       TC         20,000        722,500
Century Telephone Enterprises                 UT         23,200        785,900
Cincinnati Bell                               UT         10,000        325,000
DSP Technology*                               CI         27,000        172,125
Gaylord Entertainment Class A                 RS         25,000        678,125
Identix Inc*                                  CO         10,000        136,250
Individual Investor Group*                    PR         63,000        401,625
NYNEX Corp                                    UT         11,400        611,325
Osicom Technologies*                          TC         54,000        681,750
Pacific Telesis Group                         UT         42,000      1,239,000
PanAmSat Corp*                                TC         34,000        850,000
SBC Communications                            UT         16,000        906,000
Southern New England
   Telecommunications                         UT         33,000      1,320,000
TII Industries*                               EE        190,000      1,330,000
United Television                             BR          5,000        439,375
U S Satellite Broadcasting*                   TC         25,000        675,000
U S WEST Communications Group                 UT         50,000      1,756,250
Vertex Communications*                        EE         32,000        548,000
VIASOFT Inc*                                  CO         20,000        402,500
                                                                    ----------
                                                                    14,921,975
                                                                    ----------
TOTAL COMMON STOCKS
   (Cost $21,013,464)                                               23,179,559
                                                                    ----------
SHORT-TERM INVESTMENTS 31.28%
Commercial Paper 5.75%
UNITED STATES  5.75%
Ford Motor Credit
   5.440%, 2/15/1996
   (Cost $1,940,000)                          AM      1,940,000      1,940,000
Repurchase Agreements  25.53%
UNITED STATES  25.53%
   Repurchase  Agreement  with
   State  Street Bank & Trust Co
   dated 1/31/1996 due 2/1/1996
   at  5.750%, repurchased at
   $8,611,375 (Collateralized by
   US  Treasury  Notes  due
   11/15/2022  at  7.625%,
   value $8,800,380)
   (Cost $8,610,000)                          RA      8,610,000      8,610,000
TOTAL SHORT-TERM INVESTMENTS
   (Cost $10,550,000)                                               10,550,000
                                                                    ----------
TOTAL INVESTMENT
SECURITIES AT VALUE 100.00%
   (Cost $31,563,464#)                                              33,729,559
                                                                    ----------

* Security is non-income producing.

# Also represents cost for income tax purposes.

^ The following are restricted securities at January 31, 1995:

                                                                   Value as
                            Acquisition       Acquisition              % of
Description                       Dates              Cost        Net Assets
-----------------------------------------------------------------------------
LATIN AMERICAN GROWTH Fund
Carulla & Cia SA
   Sponsored ADR
   Representing Class        12/19/95 -
   B Shrs                       1/24/96          $223,043             1.08%
Cementos Diamante SA
   Sponsored ADR
   Representing               4/18/95 -
   Class B Shrs                 1/24/96           263,500              1.24
Central Costanera SA
   Sponsored ADR
   Representing                3/6/95 -
   Class B Shrs                 1/23/96           299,337              1.70
Cia Energetica de
   Sao Paolo
   Sponsored ADR
   Representing               3/16/95 -
   Pfd Shrs                     5/11/95           171,762              0.65
Gran Cedena de
   Almacenes
   Colombianos SA
   Sponsored ADR
   Representing               4/18/95 -
   Class B Pfd Shrs             7/11/95           111,750              0.42
Usinas Siderurgicas
   de Minas Gerais
   SA (Usiminas)               3/2/95 -
   Sponsored ADR                1/22/96           538,925              3.07
                                                                   --------
                                                                      8.16%
                                                                   ========

Summary of Investments by Industry
                                                       % of
                                        Industry     Investment
Industry                                    Code     Securities          Value
------------------------------------------------------------------------------
European Small Company Fund
Advertising                                   AD          0.79%        $95,687
Automobile Related                            AM           2.16        260,557
Building & Construction Related               BC           2.77        333,741
Commercial Services                           CS           1.51        181,898
Computer Related                              CO          13.30      1,603,854
Control Instruments                           CI           2.19        264,606
Electrical Equipment                          EE           2.20        265,138
Electronics                                   EL           3.73        450,479
Engineering                                   EG           2.61        314,634
Finance Related                               FR           2.05        246,818
Food Products & Beverages                     FD           1.62        194,906
Furniture Manufacturing                       FM           1.44        174,037
Health Care Related                           HC           3.37        406,715
Household Appliances                          HA           0.41         49,138
Insurance                                     IN           1.71        206,678
Machinery                                     MY           2.15        259,016
Manufacturing                                 MA           3.63        437,386
Medical Products & Supplies                   MS           8.17        984,935
Medical Related - Drugs                       MD           0.37         44,703
Metals & Mining                               MM           2.98        359,154
Office Equipment                              OE           1.48        178,786
Oil & Gas Related                             OG           1.04        125,413
Photo Equipment & Supplies                    PH           2.58        310,687
Pollution Control Related                     PC           0.52         62,707
Printing & Publishing                         PR           0.36         43,215
Real Estate Related                           RE           2.27        274,043
Recreation Related                            RR           5.31        640,966
Repurchase Agreements                         RA           7.96        960,000
Retail                                        RT           7.66        923,695
Safety Equipment & Services                   SA           3.09        373,315
Semiconductor Equipment                       SE           0.89        107,506
Telecommunications                            TC           1.13        136,034
Textiles & Apparel Manufactures               TA           5.18        625,459
Transportation                                TR           0.53         63,462
Wholesale                                     WH           0.84        101,860
                                                          --------------------
                                                        100.00%    $12,061,228
                                                          ====================

Latin American Growth Fund
Agricultural                                  AG          0.17%        $33,604
Automobile Related                            AM           0.18         35,643
Banking                                       BK           7.15      1,433,247
Broadcasting                                  BR           1.33        265,950
Building & Construction Related               BC          11.61      2,328,192
Chemicals                                     CH           2.11        422,960
Diversified Companies                         DV           8.90      1,784,981
Finance Related                               FR           0.65        129,500
Food Products & Beverages                     FD           5.37      1,077,624

Household Appliances                          HA           0.97        193,948
Metals & Mining                               MM           4.03        807,986
Oil & Gas Related                             OG           3.76        754,696
Paper & Paper Products                        PP           2.73        546,833
Repurchase Agreement                          RA           9.77      1,960,000
Retail                                        RT           5.16      1,034,116
Steel                                         ST           3.85        773,004
Telecommunications                            TC          11.59      2,323,343
Textiles & Apparel Manufacturers              TA           2.00        401,526
Tobacco                                       TO           3.56        713,419
Utilities                                     UT          13.64      2,735,990
Wholesale                                     WH           1.47        294,750
                                                          --------------------
                                                        100.00%    $20,051,312
                                                          ====================
Worldwide Capital Goods
Aerospace & Defense                           AE          6.85%       $519,312
Banking                                       BK          1.75         132,437
Chemicals                                     CH          2.11         159,750
Cleaning Products                             CL          4.27         323,312
Computer Related                              CO          1.23          92,812
Construction Related                          CR          6.62         501,625
Containers                                    CN          3.12         236,562
Control Instuments                            CI          1.57         118,687
Diversified                                   DV         14.90       1,128,563
Electrical Equipment                          EE          1.34         101,750
Electronics                                   EL          1.27          96,250
Insurance                                     IN          0.89          67,500
Machinery                                     MY          0.98          74,250
Manufacturing                                 MA          2.14         162,312
Medical Products                              ME          2.14         162,000
Metals & Mining                               MM          5.63         426,724
Oil & Gas Related                             OG         10.84         821,126
Paper & Paper Products                        PP          4.14         313,876
Printing & Publishing                         PR          1.31          99,375
Repurchase Agreement                          RA         10.89         825,000
Steel & Iron                                  ST          2.23         168,750
Telecommunications                            TC          5.80         439,375
Tools                                         TL          1.57         118,563
Transportation                                TR          6.41         485,938
                                                          --------------------
                                                        100.00%     $7,575,849
                                                          ====================
Worldwide Communications Fund
Automobile Related                            AM          5.75%     $1,940,000
Audio/Video                                   AV           4.26      1,436,885
Broadcasting                                  BR           7.89      2,659,507
Cable Television                              CA           4.17      1,406,750
Control Instruments                           CI           0.51        172,125
Computer Related                              CO           1.60        538,750
Electrical Equipment                          EE           5.57      1,878,000
Electronics                                   EL           1.55        523,250
Printing & Publishing                         PR           2.10        708,729
Repurchase Agreement                          RA          25.53      8,610,000
Recreation Services                           RS           2.01        678,125
Services                                      SV           1.35        456,283
Telecommunications                            TC          14.07      4,747,193
Utilities                                     UT          23.64      7,973,962
                                                          --------------------
                                                        100.00%    $33,729,559
                                                          ====================

INVESCO Specialty Funds, Inc.
Statement of Assets and Liabilities
January 31, 1996
UNAUDITED

                                           European          Latin American               Worldwide               Worldwide
                                      Small Company                  Growth           Capital Goods          Communications
                                               Fund                    Fund                    Fund                    Fund
                                       ------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost~                              $10,965,484             $18,874,895              $7,077,356             $31,563,464
                                       ====================================================================================
  At Value~                             $12,061,228             $20,051,312              $7,575,849             $33,729,559
Cash                                         63,282                 367,632                  96,742                       0
Foreign Currency
   (Cost $100,033, $910,110,
   $0, $1,289,245)                          100,990                 907,546                       0               1,286,086
Receivables:
   Investment Securities Sold                     0                     140                  64,700               3,755,403
   Fund Shares Sold                          85,972                 634,350                  63,334                 114,965
   Dividends and Interest                     6,977                  11,813                   6,970                  45,476
Prepaid Expenses and Other Assets            33,971                  19,356                  28,880                  27,155
                                       ------------------------------------------------------------------------------------
TOTAL ASSETS                             12,352,420              21,992,149               7,836,475              38,958,644
                                       ------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Custodian                                      0                       0                       0                   1,213
   Investment Securities Purchased          376,083               2,402,242                 282,500               3,006,984
   Fund Shares Repurchased                   12,054                   7,971                   3,727                  27,012
Accrued Distribution Expenses                 2,151                   2,784                   1,539                   7,122
Accrued Expenses and Other Payables          21,463                   8,928                  21,453                  25,400
                                       ------------------------------------------------------------------------------------
TOTAL LIABILITIES                           411,751               2,421,925                 309,219               3,067,731
                                       ------------------------------------------------------------------------------------
Net Assets at Value                     $11,940,669             $19,570,224              $7,527,256             $35,890,913
                                       ====================================================================================
NET ASSETS
Paid-in Capital*                        $10,843,490             $18,412,486              $7,260,869             $32,783,079
Accumulated Undistributed Net
   Investment Income (Loss)                (26,647)                 (8,540)                (16,315)                  54,929
Accumulated Undistributed Net
   Realized Gain (Loss)
   on Investment Securities and
   Foreign Currency Transactions             27,417                 (7,514)               (215,774)                 890,041
Net Appreciation of Investment
   Securities and Foreign
   Currency Transactions                  1,096,409               1,173,792                 498,476               2,162,864
                                       ------------------------------------------------------------------------------------
Net Assets at Value                     $11,940,669             $19,570,224              $7,527,256             $35,890,913
                                       ====================================================================================
Shares Outstanding                          917,226               1,580,327                 778,356               2,969,020
Net Asset Value,
   Offering and Redemption
   Price per Share                           $13.02                  $12.39                   $9.67                  $12.09
                                       ====================================================================================


~ Investment securities at cost and value at January 31, 1996 include repurchase agreements of $960,000, $1,960,000, $825,000 and $8,610,000 for
   the European Small Company, Latin American Growth, Worldwide Capital Goods and Worldwide Communications Funds, respectively.

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Operations
Six Months Ended January 31, 1996
UNAUDITED

                                           European          Latin American               Worldwide               Worldwide
                                      Small Company                  Growth           Capital Goods          Communications
                                               Fund                    Fund                    Fund                    Fund
                                       ------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                   $28,961                 $69,444                 $49,184                $140,008
Interest                                     15,483                  16,615                  13,230                 404,157
   Foreign Taxes Withheld                   (4,183)                 (7,451)                   (586)                 (3,059)
                                       ------------------------------------------------------------------------------------
   TOTAL INCOME                              40,261                  78,608                  61,828                 541,106
                                       ------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                     25,459                  33,127                  25,652                  99,558
Distribution Expenses                         8,486                  11,042                   9,866                  38,292
Transfer Agent Fees                           9,618                  13,934                  16,650                  56,159
Administrative Fees                           5,509                   5,663                   5,592                   7,297
Custodian Fees and Expenses                  17,081                  17,008                  10,153                   7,842
Directors' Fees and Expenses                      9                      41                   2,817                   4,652
Professional Fees and Expenses                4,505                   4,685                  12,176                  13,455
Registration Fees and Expenses               18,882                  20,186                  11,305                  18,000
Reports to Shareholders                       1,444                   2,395                   1,745                   7,707
Other Expenses                                  552                     809                     781                   2,371
                                       ------------------------------------------------------------------------------------
   TOTAL EXPENSES                            91,545                 108,890                  96,737                 255,333
   Fees and Expenses Absorbed
   by Investment Adviser                   (16,607)                (13,055)                (13,366)                       0
   Fees and Expenses Paid Indirectly        (7,047)                 (7,498)                 (4,444)                 (3,174)
                                       ------------------------------------------------------------------------------------
   NET EXPENSES                              67,891                  88,337                  78,927                 252,159
                                       ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)               (27,630)                 (9,729)                (17,099)                 288,947
                                       ------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                              26,518                 118,048                 367,139               1,928,544
Change in Net Appreciation (Depreciation)
   of Investment Securities and
   Foreign Currency Transactions            835,426               1,168,805               (319,937)                 592,544
                                       ------------------------------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES           861,944               1,286,853                  47,202               2,521,088
                                       ------------------------------------------------------------------------------------
Net Increase in Net Assets
   from Operations                         $834,314              $1,277,124                 $30,103              $2,810,035
                                       ====================================================================================

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Changes in Net Assets

                                                European Small Company Fund                      Latin American Growth Fund
                                         Six Months                  Period              Six Months                  Period
                                              Ended                   Ended                   Ended                   Ended
                                         January 31                 July 31              January 31                 July 31
                                       ------------------------------------            ------------------------------------
                                               1996                    1995                    1996                    1995
                                          UNAUDITED                (Note 1)               UNAUDITED                (Note 1)

OPERATIONS
Net Investment Income (Loss)              $(27,630)                 $13,139                $(9,729)                 $13,208
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                              26,518                     899                 118,048                 224,463
Change in Net Appreciation of
   Investment Securities and
   Foreign Currency Transactions            835,426                 260,983               1,168,805                   4,987
                                       ------------------------------------            ------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          834,314                 275,021               1,277,124                 242,658
                                       ------------------------------------            ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                             0                (12,156)                       0                (12,019)
Net Realized Gain on Investment
   Securities                                     0                       0               (350,025)                       0
                                       ------------------------------------            ------------------------------------
TOTAL DISTRIBUTIONS                               0                (12,156)               (350,025)                (12,019)
                                       ------------------------------------            ------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares            15,011,965               5,385,187              13,296,087              10,038,576
Reinvestment of Distributions                     0                  12,101                 345,921                  11,970
                                       ------------------------------------            ------------------------------------
                                         15,011,965               5,397,288              13,642,008              10,050,546
Amounts Paid for Repurchases
   of Shares                            (7,706,595)             (1,859,168)             (2,421,449)             (2,858,619)
                                       ------------------------------------            ------------------------------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           7,305,370               3,538,120              11,220,559               7,191,927
                                       ------------------------------------            ------------------------------------
Total Increase in Net Assets              8,139,684               3,800,985              12,147,658               7,422,566
NET ASSETS
Beginning of Period                       3,800,985                       0               7,422,566                       0
                                       ------------------------------------            ------------------------------------
End of Period                           $11,940,669              $3,800,985             $19,570,224              $7,422,566
                                       ====================================            ====================================
Accumulated Undistributed Net
   Investment Income (Loss)
   Included in Net Assets
   at End of Period                       $(26,647)                    $983                $(8,540)                  $1,189





FUND SHARE TRANSACTIONS
Shares Sold                               1,205,886                 499,857               1,130,579                 887,351
Shares Issued from Reinvestment
   of Distributions                               0                   1,047                  31,678                   1,024
                                       ------------------------------------            ------------------------------------
                                          1,205,886                 500,904               1,162,257                 888,375
Shares Repurchased                        (617,438)               (172,126)               (216,979)               (253,326)
                                       ------------------------------------            ------------------------------------
Net Increase in Fund Shares                 588,448                 328,778                 945,278                 635,049
                                       ====================================            ====================================

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Changes in Net Assets (Continued)

                                               Worldwide Capital Goods Fund                   Worldwide Communications Fund
                                         Six Months                    Year              Six Months                    Year
                                              Ended                   Ended                   Ended                   Ended
                                         January 31                 July 31              January 31                 July 31
                                       ------------------------------------            ------------------------------------
                                               1996                    1995                    1996                    1995
                                          UNAUDITED                                       UNAUDITED

OPERATIONS
Net Investment Income (Loss)              $(17,099)                 $12,494                $288,947                $221,727
Net Realized Gain (Loss) on
   Investment Securities and
   Foreign Currency Transactions            367,139               (390,413)               1,928,544               2,030,773
Change in Net Appreciation
   (Depreciation) of Investment
   Securities and Foreign Currency
   Transactions                           (319,937)                 818,413                 592,544               1,570,320
                                       ------------------------------------            ------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           30,103                 440,494               2,810,035               3,822,820
                                       ------------------------------------            ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                             0                (11,710)               (239,218)               (216,527)
Net Realized Gain on Investment
   Securities                             (192,500)                       0             (2,990,081)                (79,195)
                                       ------------------------------------            ------------------------------------
TOTAL DISTRIBUTIONS                       (192,500)                (11,710)             (3,229,299)               (295,722)
                                       ------------------------------------            ------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares             3,283,881              23,303,970              33,306,841              48,393,963
Reinvestment of Distributions               191,459                  11,514               3,194,122                 292,191
                                       ------------------------------------            ------------------------------------
                                          3,475,340              23,315,484              36,500,963              48,686,154
Amounts Paid for Repurchases
   of Shares                            (6,149,311)            (13,430,644)            (27,445,116)            (25,008,922)
                                       ------------------------------------            ------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                   (2,673,971)               9,884,840               9,055,847              23,677,232
                                       ------------------------------------            ------------------------------------
Total Increase (Decrease)
   in Net Assets                        (2,836,368)              10,313,624               8,636,583              27,204,330
NET ASSETS
Initial Subscription (Note 1)                     0                  50,000                       0                  50,000
                                       ------------------------------------            ------------------------------------
Beginning of Period                      10,363,624                       0              27,254,330                       0
                                       ====================================            ====================================
End of Period                            $7,527,256             $10,363,624             $35,890,913             $27,254,330
Accumulated Undistributed Net
   Investment Income (Loss)
   Included in Net Assets
   at End of Period                       $(16,315)                    $784                 $54,929                  $5,200




FUND SHARE TRANSACTIONS
Initial Subscription (Note 1)                     0                   5,000                       0                   5,000
Shares Sold                                 342,255               2,492,352               2,685,287               4,388,249
Shares Issued from Reinvestment
   of Distributions                          20,132                   1,170                 270,002                  25,995
                                       ------------------------------------            ------------------------------------
                                            362,387               2,498,522               2,955,289               4,419,244
Shares Repurchased                        (637,742)             (1,444,811)             (2,201,635)             (2,203,878)
                                       ------------------------------------            ------------------------------------
Net Increase (Decrease)
   in Fund Shares                         (275,355)               1,053,711                 753,654               2,215,366
                                       ====================================            ====================================

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Notes to Financial Statements
UNAUDITED
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Specialty Funds, Inc. (the "Fund"), was incorporated in Maryland on April 12, 1994 and presently consists of five separate Funds: Asian Growth Fund will commence investment operations on March 1, 1996, European Small Company Fund and Latin American Growth Fund, both of which commenced investment operations on February 15, 1995, and Worldwide Capital Goods Fund and Worldwide Communications Fund, both of which commenced investment operations on August 1, 1994. Asian Growth Fund is not presented herein. The investment objectives of the respective Funds are: to achieve capital appreciation for the European Small Company, Latin American Growth, and Worldwide Capital Goods Funds; and to achieve a high total return on investments through capital appreciation and current income for the Worldwide Communications Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
            Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
            If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
            Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Cost is determined on the specific identification basis.
            The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
            Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
D. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At July 31, 1995, Worldwide Capital Goods Fund had $16,088 in net capital loss carryovers which expire, if not used, in the year 2003.
            Worldwide  Capital  Goods Fund  incurred  and elected to defer post-
      October 31 net capital losses of $368,208 to the year ended July 31, 1996.
       To the extent future capital gains are offset by capital loss  carryovers and deferred post-October 31 losses, such gains will not be distributed to shareholders.
            Dividends  paid  by  the  Fund  from  net   investment   income  and
      distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
            Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
            Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:


                                                AVERAGE NET ASSETS
                                        -------------------------------------
                                      $0 to        $500 Million         Over
                                      $500            to $1              $1
Fund                                 Million         Billion           Billion
--------------------------------------------------------------------------------
European Small Company Fund          0.75%             0.65%             0.55%
Latin American Growth Fund           0.75%             0.65%             0.55%
Worldwide Capital Goods Fund         0.65%             0.55%             0.45%
Worldwide Communications Fund        0.65%             0.55%             0.45%

   In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of the Worldwide Capital Goods and Worldwide Communications Funds are made by ITC. A separate Sub-Advisory Agreement between IFG and INVESCO MIM International Limited ("MIL"), an affiliate of IFG, provides that investment decisions of European Small Company and Latin American Growth Funds are made by MIL. Fees for such sub-advisory services are paid by IFG. Effective November 10, 1995, INVESCO Asset Management Limited ("IAM"), an affiliate of IFG, serves as sub- advisor for European Small Company and Latin American Growth Funds under terms similar to the previous Sub-Advisory Agreement between IFG and MIL.
   In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
   IFG receives a transfer agent fee at an annual rate of $14.00 per shareholder account, or per participant in an omnibus account. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
   A plan of  distribution  pursuant  to Rule  12b-1  of the  Act  provides  for reimbursement of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of average annual net assets. Amounts accrued by the Fund are available to reimburse the Distributor for actual expenditures incurred within a rolling twenty-four-month period ending March 31, 1997 for European Small Company and Latin American Growth Funds and July 31, 1996 for Worldwide Capital Goods and Worldwide Communications Funds, and for a rolling twelve-month period thereafter. For the six months ended January 31, 1996, the Fund paid the Distributor $6,950, $9,739, $10,427 and $36,918, respectively, for reimbursement of expenses incurred.

   IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Worldwide Capital Goods Fund. IFG and IAM have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by European Small Company and Latin American Growth Funds.
   A 2% redemption fee is retained by the Latin American Growth Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than twelve months. The redemption fee is accounted for as an addition to Paid-in Capital. Total redemption fees received by the Latin American Growth Fund for the six months ended January 31, 1996 were $47,376.
     NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended January 31, 1996, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                             Purchases             Sales
------------------------------------------------------------------------------
European Small Company Fund                     $8,390,153        $2,012,621
Latin American Growth Fund                      11,480,586         1,669,210
Worldwide Capital Goods Fund                     9,194,192        12,555,520
Worldwide Communications Fund                   25,465,717        21,109,755

   There were no purchases or sales of U.S. Government securities.

NOTE 4 - APPRECIATION AND DEPRECIATION. At January 31, 1996, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                   Gross             Gross               Net
Fund                           Appreciation      Depreciation      Appreciation
-------------------------------------------------------------------------------
European Small Company Fund     $1,314,652          $219,037        $1,095,615
Latin American Growth Fund       1,484,067           312,447         1,171,620
Worldwide Capital Goods Fund       589,166            95,949           493,217
Worldwide Communications Fund    2,426,393           260,298         2,166,095

NOTE 5 - TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG, ITC, MIL or IAM.
   The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 25% of the retainer fee at the time of retirement.
   Pension expenses for the six months ended January 31, 1996, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                   Unfunded
                                   Pension           Accrued           Pension
Fund                               Expenses     Pension Costs         Liability
-------------------------------------------------------------------------------
European Small Company Fund          $0                $0                $0
Latin American Growth Fund            0                 0                 0
Worldwide Capital Goods Fund         22              (64)              (42)
Worldwide Communications Fund        81             (236)             (155)


   An affiliated company represents ownership by the Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions during the six months ended January 31, 1996, in which the issuer was an affiliate of the Fund, is as follows:


                                            Purchases                Sales                         Realized
                                       --------------------    -------------------    Dividend        Gain          Value at
Affiliate                              Shares        Cost      Shares        Cost      Income    on Investments      1/31/96
----------------------------------------------------------------------------------------------------------------------------
Latin American
   Growth Fund
Centrais Eletricas
   Brasileiras SA-
   ELETROBRAS
   Class B Non Voting
   Pfd Shrs                         2,000,000    $581,796          --          --          --                --     $603,214

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. For the six months ended January 31, 1996, there were no such borrowings.

INVESCO Specialty Funds, Inc.
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)


                                                           Six Months            Period        Six Months            Period
                                                                Ended             Ended             Ended             Ended
                                                           January 31           July 31        January 31           July 31
                                                           ----------        ----------        ----------        ----------
                                                                 1996              1995              1996              1995
                                                           UNAUDITED           (Note 1)        UNAUDITED           (Note 1)
                                                           European Small Company Fund         Latin American Growth Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                          $11.56            $10.00            $11.69            $10.00
                                                           ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                   (0.03)              0.04            (0.01)              0.02
Net Gains on Securities
   (Both Realized and Unrealized)                                1.49              1.56              1.15              1.69
                                                           ----------        ----------        ----------        ----------
Total from Investment Operations                                 1.46              1.60              1.14              1.71
                                                           ----------        ----------        ----------        ----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                             0.00              0.04              0.00              0.02
Distributions from Capital Gains                                 0.00              0.00              0.44              0.00
                                                           ----------        ----------        ----------        ----------
Total Distributions                                              0.00              0.04              0.44              0.02
                                                           ----------        ----------        ----------        ----------
Net Asset Value - End of Period                                $13.02            $11.56            $12.39           $ 11.69
                                                           ==========        ==========        ==========        ==========

TOTAL RETURN                                                  12.63%*           15.98%*           10.31%*           17.09%*

RATIOS
Net Assets - End of Period ($000 Omitted)                     $11,941            $3,801           $19,570            $7,423
Ratio of Expenses to Average Net Assets#                      1.11%*@            2.00%~           1.09%*@            2.00%~
Ratio of Net Investment Income (Loss) to
Average Net Assets#                                          (0.41%)*            2.37%~          (0.11%)*            0.79%~
Portfolio Turnover Rate                                          31%*               0%*              18%*              30%*

* Based on operations for the period shown and, accordingly, are not representative of a full year. Total return for the Latin American Growth Fund does not reflect the effect of the applicable redemption fees.

# Various  expenses of the European Small Company and Latin American Growth
  Funds were voluntarily absorbed by IFG, MIL and IAM for the six months ended January 31, 1996 and the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.36% (not annualized) and 10.17% (annualized) for European Small Company and 1.24% (not annualized) and 4.49% (annualized) for Latin American Growth, respectively, and ratio of net investment income to average net assets would have been (0.51%) (not annualized) and (5.80%)(annualized) for European Small Company and (0.26%)(not annualized) and (1.70%)(annualized) for Latin American Growth, respectively.

@ Ratio reflects Total Expenses, less Expenses Absorbed by Investment Adviser.

~ Annualized

INVESCO Specialty Funds, Inc.
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)

                                                           Six Months              Year        Six Months              Year
                                                                Ended             Ended             Ended             Ended
                                                           January 31           July 31        January 31           July 31
                                                           ----------        ----------        ----------        ----------
                                                                 1996              1995              1996              1995
                                                           UNAUDITED                           UNAUDITED

                                                           Worldwide Capital Goods Fund        Worldwide Communications Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                           $9.84            $10.00            $12.30            $10.00
                                                           ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                   (0.02)              0.01              0.12              0.11
Net Gains or (Losses) on Securities
     (Both Realized and Unrealized)                              0.10            (0.16)              1.02              2.35
                                                           ----------        ----------        ----------        ----------
Total from Investment Operations                                 0.08            (0.15)              1.14              2.46
                                                           ----------        ----------        ----------        ----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                             0.00              0.01              0.10              0.11
Distributions from Capital Gains                                 0.25              0.00              1.25              0.05
                                                           ----------        ----------        ----------        ----------
Total Distributions                                              0.25              0.01              1.35              0.16
                                                           ----------        ----------        ----------        ----------
Net Asset Value - End of Period                                 $9.67             $9.84            $12.09            $12.30
                                                           ==========        ==========        ==========        ==========

TOTAL RETURN                                                   0.90%*           (1.49%)            9.51%*            24.83%

RATIOS
Net Assets -End of Period ($000 Omitted)                       $7,527           $10,364           $35,891           $27,254
Ratio of Expenses to Average Net Assets#                      1.06%*@             2.00%           0.84%*@             1.95%
Ratio of Net Investment Income (Loss) to
     Average Net Assets#                                     (0.22%)*            0.25%             0.95%*             1.43%
Portfolio Turnover Rate                                         123%*             193%              123%*              215%

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

# Various expenses of the Worldwide Capital Goods Fund were voluntarily absorbed by IFG and ITC for the six months ended January 31, 1996 and the year ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.24% (not annualized) and 2.96%, respectively, and ratio of net investment income to average net assets would have been (0.39%) (not annualized) and (0.71%), respectively.

@    Ratio reflects Total Expenses, less Expenses Absorbed by Investment Adviser.

INVESCO FUNDS

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information, call toll-free:
1-800-525-8085

To reach PAL(R), your 24-hour Personal Account
Line call:  1-800-424-8085

Or write to:
INVESCO Funds Group, Inc.,(sm) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

If you're in Denver, pleas visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 East Union
Avenue, Lobby Level

This information must be preceded or
accompanied by an effective prospectus.